Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Schedule of Debt
Notes payable as of December 31, 2023 and 2022 consist of the following (in thousands):

	Stated Interest Rate	Effective Interest Rates	Maturities	December 31, 2023	December 31, 2022
Kentucky note	5.0%	5.0%	2023	$529	$529
NYDIG loan	11.0% - 15.0%	11.0% - 17.0%	Various	—	38,573
Stockholder loan	10.0%	20.0%	2023	10,000	10,000
Trinity loan	11.0%	11.0%	2024	23,356	23,356
Bremer loan	5.5%	5.6%	2026	18,331	18,331
Blockfi loan	9.7% - 13.1%	10.1% - 13.1%	2023	53,913	53,913
Anchor Labs loan	12.5%	12.5%	2024	25,159	25,159
Mass Mutual Barings loans	9.8% - 13.0%	9.8% - 13.0%	2025	63,844	63,844
B. Riley Bridge Notes	7.0%	7.0%	2023	41,777	41,777
Liberty loan	10.6%	10.6%	2024	6,968	6,968
Secured Convertible Notes(1)	10.0%	10.0%	2025	237,584	237,584
Other Convertible Notes(2)	10.0%	10.0%	2025	322,396	322,396
Original DIP Credit Agreement(3)	10.0%	10.0%	2023	—	35,547
Replacement DIP Credit Agreement(4)	10.0%	10.0%	2024	4,273	—
HMC note	5.0%	15.0%	2026	14,208	—
ACM financing	—%	15.0%	2025	6,519	—
First Insurance loan	—%	7.6%	2024	2,538	—
Trilogy note	5.0%	15.0%	2026	2,927	—
Didado note	5.0%	15.0%	2027	13,000	—
Harper note	5.0%	15.0%	2026	4,678	—
Other				2,453	2,960
Notes payable, prior to reclassification to Liabilities subject to compromise				854,453	880,937
Less: Notes payable in Liabilities subject to compromise(5)				41,777	844,695
Less: Unamortized discount and debt issuance costs - post-petition(6)				4,236	—
Total notes payable, net				808,440	36,242
Less: current maturities				124,358	36,242
Notes payable, net of current portion				$684,082	$—
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(1)Secured Convertible Notes includes principal balance at issuance and PIK interest.
(2)Other Convertible Notes includes principal balance at issuance and PIK interest.
(3)Original DIP Credit Agreement, see Note 3 - Chapter 11 Filing and Other Related Matters for further information.
(4)Replacement DIP Credit Agreement, see Note 3 - Chapter 11 Filing and Other Related Matters for further information.
(5)In connection with the Company's Chapter 11 Cases, $41.8 million and $844.7 million of outstanding notes payable have been reclassified to Liabilities subject to compromise in the Company's Consolidated Balance Sheets as of December 31, 2023 and 2022, respectively, at their expected allowed amount. As of December 31, 2023 and 2022, $0.6 million and $12.6 million, respectively, of accrued interest was classified as Liabilities subject to compromise.
(6)As a result of the Company's Chapter 11 Cases, the Company expensed $3.5 million of unamortized discount and debt issuance costs, net recorded in Reorganization items, net in the year ended December 31, 2022.
On the Effective Date, pursuant to the Plan of Reorganization, the Company issued the following debt instruments, which are defined and described in further detail below (in thousands):

Principal Balance
Exit Credit Agreement	$61,200
Secured Notes Indenture	$150,000
Secured Convertible Notes Indenture	$260,000
Miner Equipment Lender Agreements	$52,947